Expense Example - DELAWARE GROUP EQUITY FUNDS IV - A, C, R, and Institutional	Mar. 31, 2026 USD ($)
Nomura Asset Strategy Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 683
Expense Example, with Redemption, 3 Years	911
Expense Example, with Redemption, 5 Years	1,156
Expense Example, with Redemption, 10 Years	1,860
Nomura Asset Strategy Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	2,190
Nomura Asset Strategy Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Nomura Asset Strategy Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Nomura Asset Strategy Fund | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
Nomura Asset Strategy Fund | Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
Nomura Balanced Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	669
Expense Example, with Redemption, 3 Years	893
Expense Example, with Redemption, 5 Years	1,135
Expense Example, with Redemption, 10 Years	1,828
Nomura Balanced Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	570
Expense Example, with Redemption, 5 Years	990
Expense Example, with Redemption, 10 Years	2,159
Nomura Balanced Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,038
Nomura Balanced Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	942
Nomura Balanced Fund | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	728
Expense Example, with Redemption, 10 Years	1,613
Nomura Balanced Fund | Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,329
Nomura Core Equity Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	670
Expense Example, with Redemption, 3 Years	876
Expense Example, with Redemption, 5 Years	1,099
Expense Example, with Redemption, 10 Years	1,738
Nomura Core Equity Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	277
Expense Example, with Redemption, 3 Years	552
Expense Example, with Redemption, 5 Years	952
Expense Example, with Redemption, 10 Years	2,071
Nomura Core Equity Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	940
Nomura Core Equity Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	857
Nomura Core Equity Fund | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	398
Expense Example, with Redemption, 5 Years	690
Expense Example, with Redemption, 10 Years	1,521
Nomura Core Equity Fund | Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	1,234
Nomura Global Growth Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	681
Expense Example, with Redemption, 3 Years	943
Expense Example, with Redemption, 5 Years	1,225
Expense Example, with Redemption, 10 Years	2,026
Nomura Global Growth Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	623
Expense Example, with Redemption, 5 Years	1,085
Expense Example, with Redemption, 10 Years	2,363
Nomura Global Growth Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	560
Expense Example, with Redemption, 10 Years	1,265
Nomura Global Growth Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	1,159
Nomura Global Growth Fund | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	470
Expense Example, with Redemption, 5 Years	826
Expense Example, with Redemption, 10 Years	1,829
Nomura Global Growth Fund | Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	392
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	1,550
Nomura International Core Equity Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	672
Expense Example, with Redemption, 3 Years	936
Expense Example, with Redemption, 5 Years	1,221
Expense Example, with Redemption, 10 Years	2,029
Nomura International Core Equity Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	279
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,077
Expense Example, with Redemption, 10 Years	2,356
Nomura International Core Equity Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,256
Nomura International Core Equity Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,129
Nomura International Core Equity Fund | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	461
Expense Example, with Redemption, 5 Years	817
Expense Example, with Redemption, 10 Years	1,821
Nomura International Core Equity Fund | Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	383
Expense Example, with Redemption, 5 Years	685
Expense Example, with Redemption, 10 Years	1,542
Nomura Large Cap Growth Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	661
Expense Example, with Redemption, 3 Years	861
Expense Example, with Redemption, 5 Years	1,077
Expense Example, with Redemption, 10 Years	1,700
Nomura Large Cap Growth Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	267
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	930
Expense Example, with Redemption, 10 Years	2,033
Nomura Large Cap Growth Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	397
Expense Example, with Redemption, 10 Years	898
Nomura Large Cap Growth Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	801
Nomura Large Cap Growth Fund | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	667
Expense Example, with Redemption, 10 Years	1,481
Nomura Large Cap Growth Fund | Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	533
Expense Example, with Redemption, 10 Years	1,193
Nomura Mid Cap Growth Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	675
Expense Example, with Redemption, 3 Years	927
Expense Example, with Redemption, 5 Years	1,199
Expense Example, with Redemption, 10 Years	1,972
Nomura Mid Cap Growth Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	282
Expense Example, with Redemption, 3 Years	605
Expense Example, with Redemption, 5 Years	1,054
Expense Example, with Redemption, 10 Years	2,301
Nomura Mid Cap Growth Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	1,195
Nomura Mid Cap Growth Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	468
Expense Example, with Redemption, 10 Years	1,066
Nomura Mid Cap Growth Fund | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	451
Expense Example, with Redemption, 5 Years	794
Expense Example, with Redemption, 10 Years	1,762
Nomura Mid Cap Growth Fund | Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	662
Expense Example, with Redemption, 10 Years	1,482
Nomura Mid Cap Income Opportunities Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	678
Expense Example, with Redemption, 3 Years	940
Expense Example, with Redemption, 5 Years	1,222
Expense Example, with Redemption, 10 Years	2,024
Nomura Mid Cap Income Opportunities Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	2,351
Nomura Mid Cap Income Opportunities Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	553
Expense Example, with Redemption, 10 Years	1,251
Nomura Mid Cap Income Opportunities Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	500
Expense Example, with Redemption, 10 Years	1,135
Nomura Mid Cap Income Opportunities Fund | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	819
Expense Example, with Redemption, 10 Years	1,816
Nomura Mid Cap Income Opportunities Fund | Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,537
Nomura Smid Cap Core Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	683
Expense Example, with Redemption, 3 Years	961
Expense Example, with Redemption, 5 Years	1,259
Expense Example, with Redemption, 10 Years	2,106
Nomura Smid Cap Core Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	640
Expense Example, with Redemption, 5 Years	1,116
Expense Example, with Redemption, 10 Years	2,432
Nomura Smid Cap Core Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	1,341
Nomura Smid Cap Core Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	1,204
Nomura Smid Cap Core Fund | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	487
Expense Example, with Redemption, 5 Years	858
Expense Example, with Redemption, 10 Years	1,901
Nomura Smid Cap Core Fund | Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	726
Expense Example, with Redemption, 10 Years	1,625
Nomura Small Cap Growth Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	681
Expense Example, with Redemption, 3 Years	945
Expense Example, with Redemption, 5 Years	1,229
Expense Example, with Redemption, 10 Years	2,036
Nomura Small Cap Growth Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	623
Expense Example, with Redemption, 5 Years	1,085
Expense Example, with Redemption, 10 Years	2,363
Nomura Small Cap Growth Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	560
Expense Example, with Redemption, 10 Years	1,265
Nomura Small Cap Growth Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,127
Nomura Small Cap Growth Fund | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	470
Expense Example, with Redemption, 5 Years	826
Expense Example, with Redemption, 10 Years	1,829
Nomura Small Cap Growth Fund | Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	392
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	1,550
Nomura Systematic Emerging Markets Equity Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	674
Expense Example, with Redemption, 3 Years	978
Expense Example, with Redemption, 5 Years	1,304
Expense Example, with Redemption, 10 Years	2,225
Nomura Systematic Emerging Markets Equity Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	658
Expense Example, with Redemption, 5 Years	1,162
Expense Example, with Redemption, 10 Years	2,548
Nomura Systematic Emerging Markets Equity Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	641
Expense Example, with Redemption, 10 Years	1,470
Nomura Systematic Emerging Markets Equity Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	1,288
Nomura Systematic Emerging Markets Equity Fund | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	905
Expense Example, with Redemption, 10 Years	2,024
Nomura Systematic Emerging Markets Equity Fund | Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	774
Expense Example, with Redemption, 10 Years	1,750
Nomura Climate Solutions Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	694
Expense Example, with Redemption, 3 Years	1,022
Expense Example, with Redemption, 5 Years	1,372
Expense Example, with Redemption, 10 Years	2,356
Nomura Climate Solutions Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	302
Expense Example, with Redemption, 3 Years	703
Expense Example, with Redemption, 5 Years	1,231
Expense Example, with Redemption, 10 Years	2,677
Nomura Climate Solutions Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	714
Expense Example, with Redemption, 10 Years	1,613
Nomura Climate Solutions Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	625
Expense Example, with Redemption, 10 Years	1,423
Nomura Climate Solutions Fund | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	976
Expense Example, with Redemption, 10 Years	2,159
Nomura Climate Solutions Fund | Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	846
Expense Example, with Redemption, 10 Years	1,890
Nomura Natural Resources Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	690
Expense Example, with Redemption, 3 Years	994
Expense Example, with Redemption, 5 Years	1,320
Expense Example, with Redemption, 10 Years	2,238
Nomura Natural Resources Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	675
Expense Example, with Redemption, 5 Years	1,178
Expense Example, with Redemption, 10 Years	2,562
Nomura Natural Resources Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	657
Expense Example, with Redemption, 10 Years	1,485
Nomura Natural Resources Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	570
Expense Example, with Redemption, 10 Years	1,294
Nomura Natural Resources Fund | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	522
Expense Example, with Redemption, 5 Years	921
Expense Example, with Redemption, 10 Years	2,038
Nomura Natural Resources Fund | Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	445
Expense Example, with Redemption, 5 Years	790
Expense Example, with Redemption, 10 Years	1,765
Nomura Real Estate Securities Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	679
Expense Example, with Redemption, 3 Years	1,027
Expense Example, with Redemption, 5 Years	1,398
Expense Example, with Redemption, 10 Years	2,438
Nomura Real Estate Securities Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	286
Expense Example, with Redemption, 3 Years	709
Expense Example, with Redemption, 5 Years	1,258
Expense Example, with Redemption, 10 Years	2,758
Nomura Real Estate Securities Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	742
Expense Example, with Redemption, 10 Years	1,702
Nomura Real Estate Securities Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	355
Expense Example, with Redemption, 5 Years	662
Expense Example, with Redemption, 10 Years	1,534
Nomura Real Estate Securities Fund | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	556
Expense Example, with Redemption, 5 Years	1,003
Expense Example, with Redemption, 10 Years	2,244
Nomura Real Estate Securities Fund | Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	479
Expense Example, with Redemption, 5 Years	873
Expense Example, with Redemption, 10 Years	1,977
Nomura Science and Technology Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	686
Expense Example, with Redemption, 3 Years	924
Expense Example, with Redemption, 5 Years	1,181
Expense Example, with Redemption, 10 Years	1,913
Nomura Science and Technology Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	294
Expense Example, with Redemption, 3 Years	602
Expense Example, with Redemption, 5 Years	1,036
Expense Example, with Redemption, 10 Years	2,242
Nomura Science and Technology Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	508
Expense Example, with Redemption, 10 Years	1,130
Nomura Science and Technology Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
Nomura Science and Technology Fund | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	448
Expense Example, with Redemption, 5 Years	775
Expense Example, with Redemption, 10 Years	1,701
Nomura Science and Technology Fund | Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	643
Expense Example, with Redemption, 10 Years	1,419
Nomura Global Bond Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	540
Expense Example, with Redemption, 3 Years	777
Expense Example, with Redemption, 5 Years	1,033
Expense Example, with Redemption, 10 Years	1,765
Nomura Global Bond Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	575
Expense Example, with Redemption, 5 Years	1,005
Expense Example, with Redemption, 10 Years	2,203
Nomura Global Bond Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	1,087
Nomura Global Bond Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	935
Nomura Global Bond Fund | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	744
Expense Example, with Redemption, 10 Years	1,660
Nomura Global Bond Fund | Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	1,377
Nomura High Income Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	535
Expense Example, with Redemption, 3 Years	742
Expense Example, with Redemption, 5 Years	966
Expense Example, with Redemption, 10 Years	1,608
Nomura High Income Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	265
Expense Example, with Redemption, 3 Years	538
Expense Example, with Redemption, 5 Years	937
Expense Example, with Redemption, 10 Years	2,052
Nomura High Income Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	404
Expense Example, with Redemption, 10 Years	918
Nomura High Income Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	811
Nomura High Income Fund | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	674
Expense Example, with Redemption, 10 Years	1,500
Nomura High Income Fund | Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	540
Expense Example, with Redemption, 10 Years	$ 1,213